Sensitivity analysis for fair value measurements in Level 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	₩ 105,158	₩ 97,760
Unfavorable Changes - Financial Assets	(67,985)	(65,094)
Financial liabilities
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	72,054	216,150
Unfavorable Changes - Financial Liabilities	(75,829)	(219,428)
Effects on profit or loss for the period | Financial assets
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	68,900	73,875
Unfavorable Changes - Financial Assets	(45,802)	(47,863)
Effects on profit or loss for the period | Financial assets at fair value through profit or loss
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	44,108	45,760
Unfavorable Changes - Financial Assets	(23,618)	(20,662)
Effects on profit or loss for the period | Derivative assets
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	24,792	28,115
Unfavorable Changes - Financial Assets	(22,184)	(27,201)
Effects on profit or loss for the period | Financial liabilities designated at fair value through profit or loss(IFRS9)
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	55,224	112,212
Unfavorable Changes - Financial Liabilities	(53,294)	(131,080)
Effects on profit or loss for the period | Derivative liabilities
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Liabilities	16,830	103,938
Unfavorable Changes - Financial Liabilities	(22,535)	(88,348)
Effects on other comprehensive income for the period | Securities at fair value through other comprehensive income
Sensitivity analysis for fair value measurements in Level 3 [Line Items]
Favorable Changes - Financial Assets	36,258	23,885
Unfavorable Changes - Financial Assets	₩ (22,183)	₩ (17,231)